15. CREDIT FACILITY: Schedule of Continuity of the credit facility balance (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Credit Facility, Starting Balance	$ 36,610,075	$ 0
Credit Facility, Original credit agreement		36,610,075
Credit Facility, Ending Balance	64,815,872	$ 36,610,075
Credit Facility, Repaid on January 10, 2020	(36,610,075)
Credit Facility, Amended credit agreement	65,490,910
Credit Facility, Work fee recognized contra liability	(1,966,043)
Credit Facility, Work fee expensed	$ 1,291,005